Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Parenthetical) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue from related parties	$ 40,770	$ 119,706	$ 41,495	$ 388,684	$ 495,330	$ 843,828
Related parties in cost of revenues	$ 249,468	$ 139,743	$ 386,380	$ 270,343	$ 663,976	$ 308,381